UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2016

Date of reporting period:  February 29, 2016

Item 1. Schedule of Investments.

Consilium Emerging Market Small Cap Fund
Schedule of Investments
February 29, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 83.1%
Argentina - 4.0%
Banco Macro - ADR *	4,417	$296,822
Cresud - ADR *	27,745	329,056
Pampa Energia - ADR *	4,665	103,610
		729,488
Bangladesh - 0.9%
Brac Bank	290,754	160,215

Brazil - 2.4%
Banco ABC Brasil	101,793	225,358
Companhia Brasileira de Distribuicao Grupo, Class A - ADR	21,507	225,608
		450,966
Cambodia - 1.5%
NagaCorp	518,207	284,775

Chile - 2.9%
Forus	86,511	211,040
Parque Arauco	220,614	333,637
		544,677
China - 11.3%
China Lesso Group Holdings	715,307	407,125
China Pioneer Pharma Holdings	1,464,918	319,494
Ozner Water International Holding *	1,617,445	326,199
Paradise Entertainment	565,181	88,729
Peak Sport Products	1,676,177	385,156
Sinomedia Holding	1,316,099	302,767
Wasion Group Holdings	568,321	261,646
		2,091,116
Colombia - 2.9%
Cemex Latam Holdings *	166,438	542,166

Egypt - 7.4%
Commercial International Bank Egypt	59,951	256,186
Eastern Tobacco	16,370	376,319
Edita Food Industries - GDR, Reg S *	19,323	299,507
Juhayna Food Industries	215,114	174,453
Talaat Moustafa Group	424,730	263,192
		1,369,657
Georgia - 2.0%
Bank of Georgia Holdings	13,465	371,409

Greece - 1.8%
Sarantis	42,981	327,537

India - 1.5%
Prism Cement *	310,568	280,720

Indonesia - 8.9%
Bank Pembangunan Daerah Jawa Timur	11,471,433	355,155
Global Mediacom	4,732,950	309,434
Mitra Adiperkasa *	840,834	267,031
Steel Pipe Industry of Indonesia *	25,108,810	362,293
Tiga Pilar Sejahtera Food	4,372,678	343,122
		1,637,035
Kazakhstan - 1.0%
Steppe Cement *	949,199	189,025

Malaysia - 5.3%
Berjaya Auto	631,648	330,470
Cahya Mata Sarawak	280,173	333,519
My E.G. Services	589,701	304,554
		968,543
Nigeria - 4.4%
Access Bank	3,865,752	78,373
Ecobank Transnational *	2,760,983	232,103
Lekoil *	1,757,368	366,898
Zenith Bank	2,348,466	130,158
		807,532
Pakistan - 1.7%
Lucky Cement	66,539	311,421

PanAsian - 2.7%
Innovalues	853,710	491,898

Peru - 5.0%
Alicorp *	292,016	454,238
Cementos Pacasmayo - ADR	74,976	476,847
		931,085
Philippines - 2.3%
Security Bank	73,155	219,163
Xurpas	672,871	195,345
		414,508
South Korea - 7.7%
Eugene Technology	45,179	517,073
I-Sens *	15,745	534,003
Seegene *	13,188	360,369
		1,411,445
Taiwan - 1.5%
Lung Yen Life Service	164,594	283,153

Turkey - 4.0%
Logo Yazilim Sanayi Ve Ticaret	23,965	363,538
Torunlar Gayrimenkul Yatirim Ortakligi	319,737	377,982
		741,520
TOTAL COMMON STOCKS
(Cost $19,503,978)		15,339,891

PARTICIPATION NOTES - 10.0%
India - 10.0%
HSBC Bank, Federal Bank, 06/30/2016	749,165	508,011
HSBC Bank, Piramal Enterprises, 03/10/2016	52,739	702,181
HSBC Bank, Sun TV Network, 09/28/2017	134,663	633,186
TOTAL PARTICIPATION NOTES
(Cost $2,076,118)		1,843,378

INVESTMENT COMPANIES - 4.1%
Romania - 1.3%
Fondul Proprietatea	1,371,309	247,127

Vietnam - 2.8%
Vietnam Opportunity Fund *	213,310	514,589
TOTAL INVESTMENT COMPANIES
(Cost $861,043)		761,716

SHORT-TERM INVESTMENT - 0.0%
Fidelity Institutional Government Portfolio, Class I, 0.22% ^
TOTAL SHORT-TERM INVESTMENT
(Cost $389)	389	389

Total Investments - 97.2%
(Cost $22,441,528)		17,945,374
Other Assets and Liabilities, Net - 2.8%		514,234
Total Net Assets - 100.0%		$18,459,608

* Non-income producing security.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
Reg S - Security sold outside the United States without registration under the Securities Act of 1933.
^ The rate shown is the annualized seven day effective yield as of February 29, 2016.

At February 29, 2016, the sector diversification for the Fund was as follows:
% of
Sector	Net Assets
Financials	22.4%
Consumer Discretionary	21.2%
Consumer Staples	11.9%
Materials	11.7%
Health Care	10.4%
Information Technology	8.9%
Investment Companies	4.1%
Industrials	4.0%
Energy	2.0%
Utilities	0.6%
Short-Term Investment	0.0%
Other Assets and Liabilities, Net	2.8%
Total	100.0%

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of February 29, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,731,450	$13,608,441	$-	$15,339,891
Participation Notes	-	1,843,378	-	1,843,378
Investment Companies	-	761,716	-	761,716
Short-Term Investment	389	-	-	389
Total Investments in Securities	$1,731,839	$16,213,535	$-	$17,945,374

Transfers between levels are recognized at the end of the reporting period.  During the period ended February 29, 2016, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at February 29, 2016 was as follows*:

Consilium Emerging Market Small Cap Fund

Cost of investments	$22,441,528
Gross unrealized appreciation	550,272
Gross unrealized depreciation	(5,046,426)
Net unrealized depreciation	$(4,496,154)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
James R. Arnold, President

Date  April 27, 20216

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
 James R. Arnold, President

Date  April 27, 2016
By (Signature and Title)* /s/ Brian R. Wiedmeyer
 Brian R. Wiedmeyer, Treasurer

Date  April 27, 20216